Dividends, earnings per share and share repurchase program	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Dividends, earnings per share and share repurchase program	Dividends, earnings per share and share repurchase program
Dividends
On February 24, 2026, the Company's Board of Directors (the "Board") proposed a dividend of CHF 0.28 per share, which was subsequently approved by the shareholders at the Annual General Meeting on April 30, 2026 and paid in May 2026 for an amount of $174 million.
On February 25, 2025, the Board proposed a dividend of CHF 0.28 per share, which was subsequently approved by the shareholders at the Annual General Meeting on May 6, 2025 and paid in May 2025 for an amount of $166 million.
Earnings per share
As of June 30, 2026, there were 483.4 million outstanding common shares after the delivery of 1.3 million net shares vesting under the equity incentive programs, partially offset by repurchases of 5.3 million common shares during the six months ended June 30, 2026.
Basic earnings per share is computed by dividing net income attributable to shareholders of Alcon Inc. for the period by the weighted average number of common shares outstanding during the period. For the three and six months ended June 30, 2026, the weighted average number of shares outstanding was 486.7 million and 486.9 million, respectively. For both the three and six months ended June 30, 2025, the weighted average number of shares outstanding was 495.2 million.
The only potentially dilutive securities are the outstanding unvested equity-based awards, as described in Note 9. Except when the effect would be anti-dilutive, the calculation of diluted earnings per common share includes the weighted average net impact of unvested equity-based awards. For the three and six months ended June 30, 2026, the weighted average diluted number of shares outstanding was 488.7 million and 489.4 million, respectively, which includes the potential conversion of 2.0 million and 2.5 million unvested equity-based awards, respectively. For both the three and six months ended June 30, 2025, the weighted average diluted number of shares outstanding was 497.9 million, which includes the potential conversion of 2.7 million unvested equity-based awards.
Share repurchase programs
Alcon made share repurchases in January 2026 under the initial share repurchase program, (the "2025 Repurchase Program"), which was announced in 2025 and completed on January 20, 2026 with 9.3 million shares repurchased for a total of $750 million during the duration of the program.
On May 5, 2026, the Board authorized the repurchase of up to $1.5 billion of the Company’s common shares, par value of CHF 0.04 per share, on a second trading line with the SIX Swiss Exchange, (the "2026 Repurchase Program"). The shares to be acquired under this share buyback program will be cancelled as a return of capital to shareholders.
Alcon expects to fund the 2026 Repurchase Program through cash generated from operations. The 2026 Repurchase Program is subject to customary safe harbor conditions and authorization of the Swiss Takeover Board. The timing and total amount of share repurchases and cancellations will depend upon a variety of factors. The 2026 Repurchase Program is expected to be completed over a three-year period, but may be suspended or discontinued at any time. Alcon commenced share repurchases under the 2026 Repurchase Program on May 7, 2026.
During the six months ended June 30, 2026, 5.3 million shares were repurchased for a total consideration of $364 million under both the 2025 Repurchase Program and the 2026 Repurchase Program. Total cash payments of $353 million for the acquisition of treasury shares for the six months ended June 30, 2026 were recorded to Payments for acquisition of treasury shares within the financing section of the Condensed Consolidated Statement of Cash Flows. Liabilities of $17 million were recorded to Provisions & other current liabilities for share repurchases which were initiated but not settled as of June 30, 2026. No shares have been cancelled as of June 30, 2026.
Excluding the repurchases under the 2025 Repurchase Program, during the six months ended June 30, 2026, 4.4 million shares were repurchased for total consideration of $295 million. Cash payments for acquisition of treasury shares was $278 million which is reflected as Payments for acquisition of treasury shares within Financing activities in the Condensed Consolidated Statement of Cash Flows.